Retirement Benefit Obligations - Summary of Scheme Assets (Detail) - Plan assets [member] - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Scheme assets	$ 3,174	$ 3,321	$ 3,013
Eurozone [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Scheme assets	1,563	1,603
United States and Canada [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Scheme assets	873	1,018
Switzerland [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Scheme assets	460	444
Other [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Scheme assets	$ 278	$ 256